GENERAL	12 Months Ended
Dec. 31, 2014
GENERAL [Abstract]
GENERAL

NOTE 1:-  GENERAL

a.	Compugen Ltd. (the "Company") is a leading drug discovery company focused on monoclonal antibodies and therapeutic proteins to address important unmet needs in the fields of oncology and immunology. The Company utilizes a broad and continuously growing integrated infrastructure of proprietary scientific understandings and predictive platforms, algorithms, machine learning systems and other computational biology capabilities for the in silico (by computer) prediction and selection of novel drug candidates, which are then advanced in its Pipeline Program. Beginning in late 2010, the Company established the Pipeline Program, consisting of targets and product candidates for applications in oncology and immunology, based largely on novel immune checkpoint regulator candidates discovered by the Company. The Company's business model includes entering into collaborations covering the further development and commercialization of product candidates at various stages from its Pipeline Program and various forms of research and discovery agreements, in both cases providing the Company with potential milestone payments, royalties and other forms of revenue sharing payments.

The Company's headquarters are located in Israel, the research and development facilities are located both in Israel and through its wholly-owned U.S. subsidiary, Compugen USA, Inc. ("Compugen Inc.") in South San Francisco, California.

b.	On August 5, 2013, the Company entered into a Research and Development Collaboration and License Agreement ("Bayer Agreement") with Bayer Pharma AG ("Bayer") for the research, development, and commercialization of antibody-based therapeutics for antibody based therapeutics against two novel, Compugen-discovered immune checkpoint regulators.

Under the terms of the Bayer Agreement, the Company received an upfront payment of $ 10,000, and is eligible to receive an aggregate of over $ 500,000 in potential milestone payments for both programs, not including aggregate preclinical milestone payments of up to $ 30,000 during the research programs. Additionally, the Company is eligible to receive mid to high single digit royalties on global net sales of any approved products under the collaboration.

Under the Bayer Agreement, the Company and Bayer will jointly pursue a preclinical research program with respect to each of the two immune checkpoint regulators. A joint steering committee consisting of an equal number of representatives from each party will be responsible for overseeing and directing each such research program pursuant to agree upon work-plans. Each party will be responsible for the costs and expenses incurred by it in performing its designated activities under the work-plans during the research programs. Following each such research program, Bayer will have full control over further clinical development of any cancer therapeutic product candidates targeting the Company-discovered immune checkpoint regulators and will have worldwide commercialization rights for any approved products.